Segment reporting - Summarized financial information (Details) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment			3
Revenues from external customers	$ 455.1	$ 420.3	$ 1,328.0	$ 1,273.4
Segment Adjusted EBITDA	290.8	281.8	854.3	781.5
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers			0.0
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	268.0	242.3	799.7	739.6
Segment Adjusted EBITDA	169.6	158.9	519.2	433.2
SSA
Disclosure of operating segments [line items]
Revenues from external customers	135.9	120.1	384.5	359.7
Segment Adjusted EBITDA	80.0	81.0	224.8	227.2
Latam
Disclosure of operating segments [line items]
Revenues from external customers	51.2	45.1	143.8	139.4
Segment Adjusted EBITDA	$ 41.2	33.8	$ 110.3	100.9
MENA
Disclosure of operating segments [line items]
Revenues from external customers		12.8		34.7
Segment Adjusted EBITDA		$ 8.1		$ 20.2